Earnings (Loss) Per Share (Details) - Schedule of Dilutive securities - shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Schedule of Dilutive securities [Abstract]
Stock Warrants	10,074,195	10,064,987
Stock Options	1,642,000	30,658
Total	11,716,195	10,095,645